CONVERTIBLE NOTE RECEIVABLE	12 Months Ended
Dec. 31, 2022
Receivables [Abstract]
CONVERTIBLE NOTE RECEIVABLE
NOTE 6 – CONVERTIBLE NOTE RECEIVABLE
In April 2022, the Company purchased $250,000 in aggregate principal amount of convertible promissory note due April 1, 2026 (the “Convertible Note Receivable”).
The Convertible Note Receivable accrues interest at the rate of 5% per annum on the principal amount of the Convertible Note Receivable. The issuer may not prepay the note prior to its maturity date without the consent of the Company. The Convertible Note Receivable is convertible into common stock of the issuer, and the conversion price is based on the occurrence of certain actions by the issuer.
The Company earned $9,000 in interest income on the Convertible Note Receivable for the year ended December 31, 2022.